SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE (Details) (Securities sold under agreements to repurchase, USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Securities sold under agreements to repurchase
Short-term Debt [Line Items]
Average daily balance during the year	$ 18,974,688	$ 28,496,423
Average interest rate during the year (as a percent)	0.02%	0.04%
Maximum month-end balance during the year	$ 23,275,868	$ 30,962,993
Weighted average interest rate at year-end (as a percent)	0.02%	0.05%